Income taxes - Components of Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Net operating loss carry-forward	$ 647	$ 1,385
Less: Valuation allowance	(647)	(1,385)
Deferred income tax assets, net		0
Intangible assets	12	77
Property, plant and equipment	5,521	5,770
Interest income	12	12
Deferred tax liabilities, non current	$ 5,545	$ 5,859